PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 90.6%
Common Stocks
Australia 1.0%
Cochlear Ltd.	292	$44,012
Canada 13.9%
CAE, Inc.*	3,780	100,009
Descartes Systems Group, Inc. (The)*	358	24,716
Dollarama, Inc.	3,015	182,730
Fairfax Financial Holdings Ltd.	125	67,334
FirstService Corp.	740	98,996
TMX Group Ltd.	1,211	124,254
		598,039
China 5.3%
Full Truck Alliance Co. Ltd., ADR*	5,044	42,824
Kanzhun Ltd., ADR*	2,151	50,570
KE Holdings, Inc., ADR*	2,902	40,947
Silergy Corp.	304	5,689
Wuxi Biologics Cayman, Inc., 144A*	8,988	86,034
		226,064
France 4.6%
Remy Cointreau SA	686	135,524
Societe BIC SA	1,132	63,962
		199,486
Germany 4.4%
Symrise AG	1,633	190,548
Ireland 1.3%
ICON PLC*	239	57,659
Israel 2.0%
Nice Ltd., ADR*	343	73,409
Nova Ltd.*	131	13,801
		87,210
Italy 8.0%
Brunello Cucinelli SpA	1,482	86,132
Davide Campari-Milano NV	8,788	97,564

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Italy (cont’d.)
Infrastrutture Wireless Italiane SpA, 144A	10,152	$106,681
Moncler SpA	1,094	54,841
		345,218
Japan 10.1%
GMO Payment Gateway, Inc.	694	57,673
Menicon Co. Ltd.	2,308	58,199
Olympus Corp.	4,852	103,843
T Hasegawa Co. Ltd.	3,188	73,098
Toyo Suisan Kaisha Ltd.	1,600	67,981
Zuken, Inc.	2,810	71,731
		432,525
Luxembourg 1.0%
Eurofins Scientific SE	563	43,891
Malaysia 0.9%
Heineken Malaysia Bhd	7,335	37,445
Mexico 2.1%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	6,516	88,204
Netherlands 5.6%
Adyen NV, 144A*	19	34,177
Argenx SE, ADR*	439	159,888
Basic-Fit NV, 144A*	1,150	46,641
		240,706
Poland 0.4%
Dino Polska SA, 144A*	215	16,811
Sweden 2.0%
Hemnet Group AB	5,637	85,440
Switzerland 6.7%
Alcon, Inc.	2,084	162,740
On Holding AG (Class A Stock)*	1,217	26,494
Sonova Holding AG	272	97,969
		287,203

PGIM Jennison International Small-Mid Cap Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 10.7%
Abcam PLC*	2,396	$35,808
Compass Group PLC	5,425	127,143
Rentokil Initial PLC	29,653	195,798
Wise PLC (Class A Stock)*	17,360	99,906
		458,655
United States 9.1%
Globant SA*	232	46,224
Jazz Pharmaceuticals PLC*	1,036	161,678
Waste Connections, Inc.	866	115,498
Willis Towers Watson PLC	320	66,221
		389,621
Uruguay 1.5%
Dlocal Ltd.*	2,366	65,727

Total Long-Term Investments (cost $4,067,758)		3,894,464
Short-Term Investment 13.0%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $556,689)	556,689	556,689

TOTAL INVESTMENTS 103.6% (cost $4,624,447)		4,451,153
Liabilities in excess of other assets (3.6)%		(155,178)

Net Assets 100.0%		$4,295,975

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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